4. INVENTORIES	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
INVENTORIES

Inventories, net of reserves, consist of the following at December 31:

	2015	2014
Materials	$477,929	$300,739
Finished goods	2,306,681	1,423,768
Total	$2,784,610	$1,724,507

Finished goods includes consigned inventory held by our customers of $119,100 and $85,600 at December 31, 2015 and 2014, respectively.  The Company reviews inventory for obsolete and slow moving products each quarter and makes provisions based on its estimate of the probability that the material will not be consumed or that it will be sold below cost. The provision for inventory reserves was $18,078 and $81,843 for the years ending December 31, 2015 and 2014, respectively.